Income Taxes - Disclosure of Non-capital Loss Carry Forwards in Canada and United States (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	$ 79,320
Canada [Member] | Within One Year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	0
Canada [Member] | One to Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	5,598
Canada [Member] | More than Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	73,722
Canada [Member] | No expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	0
US Federal [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	166,342
US Federal [Member] | Within One Year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	859
US Federal [Member] | One to Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	6,889
US Federal [Member] | More than Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	124,741
US Federal [Member] | No expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	33,853
US State [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	158,594
US State [Member] | Within One Year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	4,350
US State [Member] | One to Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	44,049
US State [Member] | More than Five Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	76,341
US State [Member] | No expiration [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	$ 33,854